Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Amounts Recognized In Financial Statements With Respect To Share-Based Plans

	Years Ended December 31,
(Thousands of dollars)	2013	2012	2011
Compensation charged against income before income tax benefit	$9,391	8,416	10,506
Related income tax benefit recognized in income	3,287	2,946	3,677

Summary Of Valuation Assumptions

	Years ended December 31,
	2012	2011
Fair value per option grant	$12.37 - $17.74	$ 20.34
Assumptions
Dividend yield	1.80% - 2.27%	1.80%
Expected volatility	39.00% - 39.62%	37.00%
Risk-free interest rate	0.55% - 0.77%	2.10%
Expected life	4.00 yrs. - 5.20 yrs.	5.10 yrs.

Summary Of Changes In Stock Options Outstanding

	Number of Shares	Average Exercise Price
Outstanding at December 31, 2012	-	$-
Granted at FMV	625,101	35.12
Exercised	-	-
Forfeited	(3,952)	33.92
Outstanding at December 31, 2013	621,149	35.13

Exercisable at December 31, 2013	-	$-

Summary Of Additional Stock Option Information

	Options Outstanding			Options Exercisable
Range of Exercise Prices per Option	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value
$32.53 to $34.16	435,866	5.7	$3,539,804	-	-	$-
$37.07 to $40.25	185,283	5.4	455,094	-	-	-
	621,149	5.5	$3,994,898	-	-	$-

MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Unit Activity

(Number of units)	2013
Outstanding at December 31, 2012	-
Granted	352,522
Vested and issued	(509)
Forfeited	(4,915)
Outstanding at December 31, 2013	347,098

2013 Stock Plan For Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Unit Activity

(Number of units)	2013
Outstanding at December 31, 2012	-
Granted	28,413
Vested and issued	-
Forfeited	-
Outstanding at December 31, 2013	28,413